SHARE CAPITAL - Schedule of stock option awards of grant Black-Scholes option (Details) - Black Scholes Valuation Model [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Derivatives [Line Items]
Weighted Average Risk-free interest rate	4.25%	3.84%	2.84%
Dividend yield	0.00%	0.00%	0.00%
Weighted Average Volatility factor	104.00%	91.00%	74.00%
Weighted Average Expected life of the options	6 months	4 years 6 months 10 days	6 years 7 months 20 days